Options (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Stock based compensation expense components	$ 1,435	$ 12,232	$ 11,985	$ 65,981
Research and Development Expense
Stock based compensation expense components	1,127	9,977	9,719	53,405
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 308	$ 2,255	$ 2,266	$ 12,576